Risk Management - Basel III standard approach of market risk management (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	₩ 324,327
General interest rate risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	37,832
Equity risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	9,376
Commodity risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	12
Foreign exchange risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	249,044
Non-securitization credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	27,371
Securitization (excluding CTP (Correlation Trading Portfolio)) credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0
CTP credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0
Non-Securitization bankruptcy risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0
Securitization (excluding CTP) default risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0
CTP default risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0
Residual risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	₩ 692